Cover Page Cover Page	Feb. 29, 2024
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Feb. 29, 2024
Entity Registrant Name	EMERGENT BIOSOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33137
Entity Tax Identification Number	14-1902018
Entity Address, Address Line One	300 Professional Drive
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	240
Local Phone Number	631-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.001 per share
Trading Symbol	EBS
Security Exchange Name	NYSE
Entity Central Index Key	0001367644
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	400 Professional Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879